Revision of Prior Period Financial Statements:	9 Months Ended
Sep. 30, 2015
Revision of Prior Period Financial Statements: [Abstract]
Revision of Prior Period Financial Statements:

Note 3.      Revision of Prior Period Financial Statements:

In connection with the preparation of the Company's consolidated financial statements for the three and nine months ended September 30, 2015, an error was identified in the amount of non-cash stock option compensation expense recorded in the comparative period ended September 30, 2014. Additional compensation expense related to options granted in 2011 should have been recognized in the three and nine months ended September 30, 2014 as a result of the vesting conditions that were contingent upon the issuance of the Arbitral Award, which occurred on September 22, 2014. In accordance with the guidance in SEC Staff Accounting Bulletin No. 99, Materiality, the Company assessed the materiality of the error and concluded that it was not material to any of our previously issued consolidated financial statements but that the error should be corrected by revising the previously issued financial statements when such amounts are presented for comparative purposes. As such, in accordance with the guidance in ASC 250, Accounting Changes and Error Corrections, the Company has revised its comparative consolidated financial statements to correct the effect of this error in the comparative period. This non-cash revision did not impact net cash flows or total shareholders' equity for any prior period.

The following table presents the effect of this revision on the individual line items within the Company's Consolidated Statements of Operations, Consolidated Statements of Comprehensive Loss and Balance Sheets.

	Three Months Ended September 30, 2014			Nine Months Ended September 30, 2014			Year Ended December 31, 2014
	As Previously Reported	Adjustment	As Revised	As Previously Reported	Adjustment	As Revised	As Previously Reported	Adjustment	As Revised
Arbitration (stock option compensation)	$3,459,850	$689,209	$4,149,059	$3,740,697	$689,209	$4,429,906	$4,267,230	$689,209	$4,956,439
Net loss for the period	7,102,929	689,209	7,792,138	14,263,879	689,209	14,953,088	24,880,770	689,209	25,569,979
Net loss per share, basic and diluted	0.09	0.01	0.10	0.19	0.01	0.20	0.33	0.01	0.34
Comprehensive loss for the period	$7,205,143	$689,209	$7,894,352	$14,311,120	$689,209	$15,000,329	$24,861,192	$689,209	$25,550,401

	As at December 31, 2014
	As Previously Reported	Adjustment	As Revised
Stock options	$ 19,980,099	$ 689,209	$ 20,669,308
Accumulated deficit	$(342,526,267)	$ (689,209)	$(343,215,476)